Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Right-of-use assets	$ 8,016	$ 5,516
Lease liabilities-current	2,785	3,216
Lease liabilities-non-current	6,064	3,049
Total lease liabilities	8,849	6,265
Lease expenses	3,723	4,013
Sublease rental income		61
Cash paid on lease liabilities	3,340	3,886
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	3,098	3,197
Non-cash: Lease liabilities changed in relation to modifications	$ 2,259	$ 744
Weighted average remaining lease term (in years)	3 years 8 months 19 days	2 years 9 months 18 days
Weighted average discount rate (as a percent)	3.87%	4.10%	3.97%
Lease payments:
Not later than 1 year	$ 3,059
Between 1 to 2 years	2,429
Between 2 to 3 years	2,222
Between 3 to 4 years	1,046
Between 4 to 5 years	216
Later than 5 years	484
Total lease payments (note)	9,456
Less: Discount factor	(607)
Total lease liabilities	8,849	$ 6,265
Future lease payments on lease not commenced	2,900
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses	323	311
Leases with lease terms greater than 12 months
Leases
Lease expenses	3,400	3,702
Offices
Leases
Right-of-use assets	6,789	5,281
Offices | Hong Kong
Leases
Right-of-use assets	$ 2,000
Advance notice period for lease termination option (in months)	3 months		3 months
Factories
Leases
Right-of-use assets	$ 945	112
Warehouse
Leases
Right-of-use assets	197
Others
Leases
Right-of-use assets	$ 85	123
Others | United Kingdom
Leases
Accelerated amortization on a right-of-use asset		$ 300
Minimum
Leases
Terms of lease contracts (in years)	1 year
Maximum
Leases
Terms of lease contracts (in years)	8 years